EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 4.7%
Advertising - 0.3%
Advantage Solutions, Inc. (a)	1,728,641	$2,644,821
comScore, Inc. (a)	8,947	78,107
Fluent, Inc. (a)	53,214	118,135
Nexxen International Ltd. (a)(b)	215,223	1,990,813
Thryv Holdings, Inc. (a)	6,246	75,327
		4,907,203
Alternative Carriers - 0.6%
Bandwidth, Inc. - Class A (a)	97,225	1,620,741
Liberty Latin America Ltd. - Class A (a)	266,319	2,207,784
Liberty Latin America Ltd. - Class C (a)(b)	737,172	6,221,732
		10,050,257
Broadcasting - 0.5%
AMC Networks, Inc. - Class A (a)	240,518	1,981,868
Cumulus Media, Inc. - Class A (a)	17,280	2,383
Entravision Communications Corp. - Class A	515,010	1,199,973
EW Scripps Co. - Class A (a)	384,494	945,855
Gray Media, Inc.	536,926	3,103,432
Saga Communications, Inc. - Class A	32,001	398,093
Salem Media Group, Inc. (a)	63,452	52,886
Townsquare Media, Inc. - Class A	23,863	160,360
Urban One, Inc. (a)	151,607	112,341
		7,957,191
Cable & Satellite - 0.2%
Cable One, Inc. (b)	22,020	3,898,641

Integrated Telecommunication Services - 0.2%
ATN International, Inc.	90,110	1,348,947
Shenandoah Telecommunications Co.	205,890	2,763,044
		4,111,991
Interactive Media & Services - 1.0%
Angi, Inc. (a)	141,008	2,292,790
Bumble, Inc. - Class A (a)	428,088	2,607,056
Cars.com, Inc. (a)	173,503	2,120,206
DHI Group, Inc. (a)	56,400	156,792
Taboola.com Ltd. (a)	1,371,568	4,677,047
Teads Holding Co. (a)	274,426	452,803
Ziff Davis, Inc. (a)	151,427	5,769,369
		18,076,063
Movies & Entertainment - 0.9%
Marcus Corp.	195,248	3,028,296

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.9% (Continued)
Sphere Entertainment Co. (a)(b)	187,514	$11,648,370
		14,676,666
Publishing - 0.2%
Scholastic Corp.	113,730	3,113,927
		$–
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems, Inc.	339,414	13,318,605
Total Communication Services		80,110,544

Consumer Discretionary - 16.1%
Apparel Retail - 1.2%
Caleres, Inc. (b)	141,405	1,843,921
Cato Corp. - Class A	49,989	210,454
Citi Trends, Inc. (a)	20,492	635,867
Designer Brands, Inc. - Class A	284,255	1,006,263
Destination XL Group, Inc. (a)	98,542	129,090
Duluth Holdings, Inc. - Class B (a)	22,588	88,319
Genesco, Inc. (a)	77,567	2,248,667
Lands' End, Inc. (a)(b)	87,378	1,232,030
Shoe Carnival, Inc.	109,871	2,284,218
Tilly's, Inc. - Class A (a)(b)	45,031	92,764
Victoria's Secret & Co. (a)(b)	367,645	9,977,885
Zumiez, Inc. (a)	73,408	1,439,531
		21,189,009
Apparel, Accessories & Luxury Goods - 0.6%
Delta Apparel, Inc. (a)(c)	39,670	4
Fossil Group, Inc. (a)	103,579	266,198
G-III Apparel Group Ltd. (a)	195,790	5,209,972
Jerash Holdings US, Inc.	700	2,324
Lakeland Industries, Inc.	6,206	91,849
Movado Group, Inc.	129,789	2,462,097
Superior Group of Cos., Inc.	97,544	1,045,672
Vera Bradley, Inc. (a)	191,241	384,394
Vince Holding Corp. (a)	3,993	13,337
		9,475,847
Automobile Manufacturers - 0.2%
Winnebago Industries, Inc.	95,541	3,194,891

Automotive Parts & Equipment - 4.0%
Adient PLC (a)	371,736	8,951,403
American Axle & Manufacturing Holdings, Inc. (a)(b)	638,193	3,835,540
China Automotive Systems, Inc. (a)	165,543	779,708

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 4.0% (Continued)
Dana, Inc.	632,931	$12,683,937
Holley, Inc. (a)	350,721	1,101,264
Kandi Technologies Group, Inc. (a)	99,312	120,167
LCI Industries	107,439	10,007,943
Motorcar Parts of America, Inc. (a)	66,269	1,096,089
Phinia, Inc.	171,592	9,863,108
Standard Motor Products, Inc.	123,966	5,060,292
Strattec Security Corp. (a)(b)	20,787	1,414,763
Visteon Corp.	106,481	12,762,813
		67,677,027
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	215,095	13,206,833
Arko Corp.	419,985	1,919,331
CarParts.com, Inc. (a)	64,456	45,835
Monro, Inc.	129,603	2,328,966
OneWater Marine, Inc. - Class A (a)	29,070	460,469
		17,961,434
Broadline Retail - 0.4%
Kohl's Corp. (b)	435,591	6,695,033
QVC Group, Inc. (a)	11,081	149,483
		6,844,516
Casinos & Gaming - 0.7%
Century Casinos, Inc. (a)	43,930	114,657
Penn Entertainment, Inc. (a)(b)	657,410	12,661,717
		12,776,374
Consumer Electronics - 0.0%(d)
Koss Corp. (a)	6,323	32,121
Universal Electronics, Inc. (a)	60,278	280,895
		313,016
Distributors - 0.6%
Alliance Entertainment Holding Corp. (a)	112,165	763,843
A-Mark Precious Metals, Inc.	116,802	3,021,668
AMCON Distributing Co.	2,872	326,719
GigaCloud Technology, Inc. - Class A (a)(b)	163,485	4,642,974
Weyco Group, Inc.	49,780	1,497,880
		10,253,084
Education Services - 0.3%
American Public Education, Inc. (a)	109,464	4,320,544
Chegg, Inc. (a)	521,009	786,724
		5,107,268
Footwear - 0.1%
Rocky Brands, Inc.	41,306	1,230,506
		$–

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Home Furnishings - 0.5%
Bassett Furniture Industries, Inc.	35,001	$547,416
Flexsteel Industries, Inc.	30,347	1,406,583
Hooker Furnishings Corp.	25,949	263,382
Leggett & Platt, Inc.	464,629	4,125,905
Live Ventures, Inc. (a)	21,153	388,581
Lovesac Co. (a)	69,064	1,169,254
		7,901,121
Home Improvement Retail - 0.0%(d)
GrowGeneration Corp. (a)	18,497	34,589
		$–
Homebuilding - 0.7%
Beazer Homes USA, Inc. (a)	21,555	529,175
Century Communities, Inc.	117,633	7,454,403
Hovnanian Enterprises, Inc. - Class A (a)	27,956	3,592,066
Legacy Housing Corp. (a)	6,048	166,381
		11,742,025
Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	113,996	2,499,932

Hotels, Resorts & Cruise Lines - 0.7%
Marriott Vacations Worldwide Corp.	149,899	9,977,278
Target Hospitality Corp. (a)	161,294	1,367,773
		11,345,051
Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	58,364	838,691
Traeger, Inc. (a)	208,461	254,322
		1,093,013
Housewares & Specialties - 0.5%
Lifetime Brands, Inc.	124,128	480,376
Newell Brands, Inc.	1,701,222	8,914,403
		9,394,779
Leisure Products - 1.0%
American Outdoor Brands, Inc. (a)	31,511	273,515
Clarus Corp.	27,307	95,574
Funko, Inc. - Class A (a)	184,585	634,972
JAKKS Pacific, Inc.	76,002	1,423,517
Johnson Outdoors, Inc. - Class A	33,530	1,354,277
Latham Group, Inc. (a)	503,488	3,831,544
MasterCraft Boat Holdings, Inc. (a)	68,771	1,475,826
Outdoor Holding Co. (a)(b)	729,222	1,079,249
Solo Brands, Inc. (a)	8,913	134,765

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Leisure Products - 1.0% (Continued)
Topgolf Callaway Brands Corp. (a)	793,506	$7,538,307
		17,841,546
Other Specialty Retail - 2.4%
1-800-Flowers.com, Inc. - Class A (a)(b)	346,313	1,593,040
Big 5 Sporting Goods Corp. (a)	85,011	122,416
MarineMax, Inc. (a)	85,156	2,157,002
ODP Corp. (a)	147,253	4,100,996
Petco Health & Wellness Co., Inc. (a)	1,513,038	5,855,457
PetMed Express, Inc. (a)(b)	60,116	150,891
Sally Beauty Holdings, Inc. (a)	445,116	7,246,488
Signet Jewelers Ltd. (b)	149,496	14,339,656
Sportsman's Warehouse Holdings, Inc. (a)	172,893	478,914
Upbound Group, Inc.	196,267	4,637,789
		40,682,649
Restaurants - 0.5%
Ark Restaurants Corp. (a)	22,358	158,742
Biglari Holdings, Inc. - Class B (a)	10,744	3,477,296
El Pollo Loco Holdings, Inc. (a)	233,641	2,266,318
Flanigan's Enterprises, Inc.	15,007	478,423
Good Times Restaurants, Inc. (a)	57,737	94,689
Portillo's, Inc. - Class A (a)(b)	204,530	1,319,218
		7,794,686
Textiles - 0.0%(d)
Crown Crafts, Inc.	52,270	152,106
Unifi, Inc. (a)	38,558	183,536
		335,642
Tires & Rubber - 0.5%
Goodyear Tire & Rubber Co. (a)	1,225,140	9,164,047
Total Consumer Discretionary		275,852,052

Consumer Staples - 5.2%
Agricultural Products & Services - 0.5%
Alico, Inc.	10,688	370,446
Fresh Del Monte Produce, Inc.	244,915	8,503,449
		8,873,895
Food Distributors - 1.1%
Andersons, Inc.	153,638	6,116,328
HF Foods Group, Inc. (a)	73,329	202,388
United Natural Foods, Inc. (a)	313,769	11,803,990
		18,122,706
Food Retail - 1.2%
Grocery Outlet Holding Corp. (a)	416,482	6,684,536

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Food Retail - 1.2%
Ingles Markets, Inc. - Class A	62,433	$4,342,840
Village Super Market, Inc. - Class A	71,068	2,655,100
Weis Markets, Inc.	106,675	7,666,732
		21,349,208
Household Products - 0.9%
Central Garden & Pet Co. (a)	63,689	2,079,446
Central Garden & Pet Co. - Class A (a)	271,052	8,004,166
Spectrum Brands Holdings, Inc.	85,597	4,496,410
		14,580,022
Packaged Foods & Meats - 0.9%
B&G Foods, Inc.	433,253	1,919,311
Coffee Holding Co., Inc. (a)	30,270	138,334
Dole PLC	518,554	6,969,366
Hain Celestial Group, Inc. (a)	127,843	201,992
Seneca Foods Corp. - Class A (a)	27,014	2,915,891
TreeHouse Foods, Inc. (a)	175,369	3,544,207
		15,689,101
Personal Care Products - 0.6%
Edgewell Personal Care Co.	174,080	3,544,269
Lifevantage Corp.	23,524	228,889
Mannatech, Inc. (a)	5,566	54,658
Medifast, Inc. (a)	40,311	551,051
Natural Alternatives International, Inc. (a)	24,042	69,722
Nature's Sunshine Products, Inc. (a)	7,525	116,788
Nu Skin Enterprises, Inc. - Class A	166,725	2,032,378
Olaplex Holdings, Inc. (a)(b)	1,255,791	1,645,086
USANA Health Sciences, Inc. (a)	54,655	1,505,745
		9,748,586
Total Consumer Staples		88,363,518

Energy - 12.1%
Coal & Consumable Fuels - 0.8%
NACCO Industries, Inc. - Class A	42,797	1,804,322
Peabody Energy Corp. (b)	421,802	11,186,189
		12,990,511
Oil & Gas Drilling - 0.9%
Helmerich & Payne, Inc.	369,911	8,171,334
Seadrill Ltd. (a)	211,381	6,385,820
		14,557,154
Oil & Gas Equipment & Services - 3.2%
Bristow Group, Inc. (a)	134,489	4,852,363
DMC Global, Inc. (a)	123,441	1,043,076

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 3.2% (Continued)
Energy Services of America Corp.	11,650	$120,577
Forum Energy Technologies, Inc. (a)	28,376	757,923
Geospace Technologies Corp. (a)(b)	64,203	1,217,289
Gulf Island Fabrication, Inc. (a)	33,043	231,962
Helix Energy Solutions Group, Inc. (a)	597,579	3,920,118
Innovex International, Inc. (a)	286,256	5,307,186
Liberty Energy, Inc.	520,772	6,426,326
Mammoth Energy Services, Inc. (a)	198,964	455,628
National Energy Services Reunited Corp. (a)	336,856	3,456,143
Natural Gas Services Group, Inc.	96,149	2,691,211
NCS Multistage Holdings, Inc. (a)	18,811	960,490
Oil States International, Inc. (a)	488,435	2,959,916
ProFrac Holding Corp. - Class A (a)	708,954	2,623,130
ProPetro Holding Corp. (a)	533,436	2,795,205
Ranger Energy Services, Inc. - Class A	148,364	2,083,031
RPC, Inc.	1,017,049	4,841,153
SEACOR Marine Holdings, Inc. (a)	42,670	276,928
Select Water Solutions, Inc.	582,910	6,231,308
Smart Sand, Inc.	196,203	419,874
TETRA Technologies, Inc. (a)	330,266	1,899,029
		55,569,866
Oil & Gas Exploration & Production - 2.6%
Amplify Energy Corp. (a)	207,500	1,089,375
Barnwell Industries, Inc. (a)	49,944	64,927
Berry Corp.	355,280	1,342,958
Crescent Energy Co. - Class A	1,101,771	9,827,797
Diversified Energy Co. PLC	324,760	4,549,888
Epsilon Energy Ltd.	37,585	189,428
Gran Tierra Energy, Inc. (a)	279,159	1,214,342
HighPeak Energy, Inc. (b)	183,833	1,299,699
Kolibri Global Energy, Inc. (a)	51,932	288,223
Northern Oil & Gas, Inc.	337,463	8,369,082
PEDEVCO Corp. (a)	61,091	35,323
PrimeEnergy Resources Corp. (a)	10,507	1,754,984
Riley Exploration Permian, Inc.	31,170	845,019
Ring Energy, Inc. (a)	959,791	1,046,172
SandRidge Energy, Inc.	124,264	1,401,698
Talos Energy, Inc. (a)	684,827	6,567,491
US Energy Corp. (a)(b)	21,848	25,781
VAALCO Energy, Inc.	618,486	2,486,314
Vital Energy, Inc. (a)(b)	157,151	2,654,280
		45,052,781

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 1.0%
Clean Energy Fuels Corp. (a)	639,990	$1,651,174
Delek US Holdings, Inc.	103,926	3,353,692
FutureFuel Corp.	300,791	1,167,069
REX American Resources Corp. (a)	150,336	4,603,289
World Kinect Corp.	262,802	6,819,712
		17,594,936
Oil & Gas Storage & Transportation - 3.6%
Ardmore Shipping Corp.	218,678	2,595,708
DHT Holdings, Inc.	665,539	7,953,191
Dorian LPG Ltd.	184,586	5,500,663
International Seaways, Inc.	226,411	10,433,019
Navigator Holdings Ltd.	285,747	4,426,221
Nordic American Tankers Ltd.	727,269	2,283,625
Scorpio Tankers, Inc.	182,788	10,245,267
SFL Corp. Ltd.	573,674	4,319,765
Summit Midstream Corp. (a)	73,806	1,515,975
Teekay Corp. Ltd.	471,504	3,856,903
Teekay Tankers Ltd.	150,104	7,587,757
		60,718,094
Total Energy		206,483,342

Financials - 32.3%(e)
Asset Management & Custody Banks - 0.0%(d)
Great Elm Group, Inc. (a)	2,448	5,998
Hennessy Advisors, Inc.	11,514	121,242
US Global Investors, Inc. - Class A	33,929	93,305
Westwood Holdings Group, Inc.	34,969	576,639
		797,184
Commercial & Residential Mortgage Finance - 0.9%
Federal Agricultural Mortgage Corp. - Class C	37,766	6,343,933
Guild Holdings Co. - Class A	175,296	3,495,402
Onity Group, Inc. (a)	51,769	2,068,689
Security National Financial Corp. - Class A (a)	73,819	640,011
Velocity Financial, Inc. (a)(b)	29,169	529,126
Waterstone Financial, Inc.	98,722	1,540,063
		14,617,224
Consumer Finance - 3.2%
Atlanticus Holdings Corp. (a)	59,948	3,511,754
Bread Financial Holdings, Inc.	167,120	9,320,282
Consumer Portfolio Services, Inc. (a)	151,758	1,145,773
Encore Capital Group, Inc. (a)	98,551	4,113,519
Enova International, Inc. (a)	94,669	10,895,455

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Consumer Finance - 3.2% (Continued)
EZCORP, Inc. - Class A (a)	304,091	$5,789,893
Green Dot Corp. - Class A (a)	226,599	3,043,225
Medallion Financial Corp.	45,806	462,641
Navient Corp.	444,910	5,850,566
Old Market Capital Corp. (a)	24,998	127,490
Oportun Financial Corp. (a)	154,684	954,400
PROG Holdings, Inc.	121,818	3,942,030
Regional Management Corp.	50,077	1,951,000
World Acceptance Corp. (a)(b)	25,070	4,240,340
		55,348,368
Diversified Banks - 0.4%
Bank of NT Butterfield & Son Ltd.	155,046	6,654,574
		$–
Insurance Brokers - 0.0%(d)
Crawford & Co. - Class A	8,749	93,614
Crawford & Co. - Class B	101	988
GoHealth, Inc. (a)	30,572	147,357
		241,959
Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	19,258	1,423,359
		$–
Life & Health Insurance - 0.1%
Citizens, Inc. (a)(b)	195,338	1,025,524

Multi-line Insurance - 0.5%
Atlantic American Corp.	1,204	3,462
Horace Mann Educators Corp.	183,149	8,272,840
		8,276,302
Property & Casualty Insurance - 2.4%
Ambac Financial Group, Inc. (a)	234,493	1,955,672
American Coastal Insurance Corp.	85,179	970,189
Donegal Group, Inc. - Class A	90,606	1,756,850
Employers Holdings, Inc.	86,611	3,679,235
Fidelis Insurance Holdings Ltd.	466,676	8,470,169
Hamilton Insurance Group Ltd. - Class B (a)	439,706	10,904,709
Heritage Insurance Holdings, Inc. (a)	143,164	3,604,869
Kingstone Cos., Inc.	30,585	449,599
Mercury General Corp.	10,001	847,885
NI Holdings, Inc. (a)	26,666	361,591
Tiptree, Inc.	119,019	2,281,594
United Fire Group, Inc.	95,430	2,902,981

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.4% (Continued)
Universal Insurance Holdings, Inc.	125,079	$3,289,578
		41,474,921
Regional Banks - 23.3%
1st Source Corp.	90,229	5,554,497
ACNB Corp.	49,287	2,170,599
Amalgamated Financial Corp. (b)	115,885	3,146,278
Amerant Bancorp, Inc.	150,341	2,897,071
AmeriServ Financial, Inc.	103,258	299,448
Ames National Corp.	9,997	202,139
Auburn National BanCorp, Inc.	14,046	380,787
Banc of California, Inc.	531,453	8,795,547
Bank of Marin Bancorp	31,494	764,674
Bank of the James Financial Group, Inc.	23,238	362,513
BankUnited, Inc.	274,681	10,481,827
Bankwell Financial Group, Inc.	24,792	1,097,046
Banner Corp.	115,255	7,549,202
Bar Harbor Bankshares	58,592	1,784,712
BayCom Corp.	46,071	1,324,541
BCB Bancorp, Inc.	47,126	409,054
Beacon Financial Corp.	289,920	6,873,997
Blue Ridge Bankshares, Inc. (a)	94,646	400,353
Bridgewater Bancshares, Inc. (a)	22,941	403,762
Burke & Herbert Financial Services Corp.	20,747	1,279,882
Business First Bancshares, Inc.	101,448	2,395,187
BV Financial, Inc. (a)	16,764	270,236
Byline Bancorp, Inc.	178,377	4,946,394
C&F Financial Corp.	18,396	1,236,211
California BanCorp (a)	64,236	1,071,456
Camden National Corp.	25,419	980,919
Capital Bancorp, Inc.	82,615	2,635,418
Capital City Bank Group, Inc.	34,437	1,439,122
Carter Bankshares, Inc. (a)	64,628	1,254,429
CB Financial Services, Inc.	36,840	1,223,456
Central Pacific Financial Corp. (b)	109,552	3,323,808
CF Bankshares, Inc.	4,029	96,495
Chemung Financial Corp.	26,015	1,366,308
ChoiceOne Financial Services, Inc.	38,058	1,102,160
Citizens & Northern Corp.	14,828	293,743
Citizens Community Bancorp, Inc.	64,585	1,037,881
Citizens Financial Services, Inc.	1,475	88,913
Citizens Holding Co.	4,256	28,090
Civista Bancshares, Inc.	79,555	1,615,762

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.3% (Continued)
CNB Financial Corp.	136,247	$3,297,177
Colony Bankcorp, Inc.	59,621	1,014,153
Columbia Banking System, Inc.	7,189	185,045
Community Trust Bancorp, Inc.	69,803	3,905,478
ConnectOne Bancorp, Inc.	196,725	4,880,747
Customers Bancorp, Inc. (a)(b)	101,140	6,611,522
Dime Community Bancshares, Inc.	171,955	5,129,418
Eagle Bancorp Montana, Inc.	30,611	528,652
Eagle Bancorp, Inc.	107,962	2,182,992
Enterprise Financial Services Corp.	140,476	8,144,798
Equity Bancshares, Inc. - Class A	72,564	2,953,355
Farmers & Merchants Bancorp, Inc./Archbold OH	5,250	131,303
Farmers National Banc Corp.	68,719	990,241
FB Financial Corp.	6,493	361,920
Financial Institutions, Inc.	84,513	2,298,754
Finwise Bancorp (a)	28,537	553,332
First Bancorp, Inc.	8,104	212,811
First Bank	108,522	1,767,823
First Busey Corp.	327,737	7,587,112
First Business Financial Services, Inc.	36,661	1,879,243
First Capital, Inc.	18,268	836,674
First Community Corp.	12,532	353,653
First Financial Bancorp	351,448	8,874,062
First Financial Corp.	48,410	2,732,260
First Guaranty Bancshares, Inc.	47,753	382,979
First Internet Bancorp	14,317	321,130
First Merchants Corp.	232,898	8,780,255
First Mid Bancshares, Inc.	89,335	3,384,010
First National Corp.	17,777	403,182
First Northwest Bancorp	19,130	150,553
First Savings Financial Group, Inc.	37,264	1,171,208
First United Corp.	32,576	1,197,820
First US Bancshares, Inc.	8,014	99,133
First Western Financial, Inc. (a)	30,376	699,407
Firstsun Capital Bancorp (a)(b)	103,403	4,011,002
Flushing Financial Corp.	127,348	1,758,676
Franklin Financial Services Corp.	33,450	1,538,700
FS Bancorp, Inc.	38,092	1,520,633
FVCBankcorp, Inc.	76,213	988,483
Great Southern Bancorp, Inc.	36,757	2,251,366
Guaranty Bancshares, Inc.	18,494	901,583
Hanmi Financial Corp.	129,205	3,190,071

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.3% (Continued)
Hawthorn Bancshares, Inc.	33,050	$1,025,872
Heritage Commerce Corp.	212,735	2,112,459
Heritage Financial Corp.	137,735	3,331,810
Hilltop Holdings, Inc.	238,128	7,958,238
Home Bancorp, Inc.	41,615	2,260,735
HomeTrust Bancshares, Inc.	52,098	2,132,892
Hope Bancorp, Inc.	479,752	5,166,929
Horizon Bancorp, Inc.	180,422	2,888,556
Independent Bank Corp.	119,712	8,280,479
Investar Holding Corp.	54,131	1,256,381
Kearny Financial Corp.	223,791	1,470,307
Landmark Bancorp, Inc.	18,477	493,151
LCNB Corp.	65,207	977,453
Live Oak Bancshares, Inc.	85,983	3,028,321
MainStreet Bancshares, Inc.	28,607	595,884
Mercantile Bank Corp.	65,864	2,963,880
Metropolitan Bank Holding Corp.	43,151	3,228,558
Mid Penn Bancorp, Inc.	71,062	2,035,216
Middlefield Banc Corp.	20,422	612,864
Midland States Bancorp, Inc.	60,959	1,044,837
MidWestOne Financial Group, Inc.	84,662	2,395,088
MVB Financial Corp.	28,234	707,544
National Bank Holdings Corp. - Class A	145,253	5,612,576
NB Bancorp, Inc.	79,812	1,408,682
Northeast Community Bancorp, Inc.	71,511	1,470,981
Northfield Bancorp, Inc.	166,271	1,961,998
Northwest Bancshares, Inc.	502,555	6,226,656
Oak Valley Bancorp	22,615	637,065
OceanFirst Financial Corp.	190,862	3,353,445
OFG Bancorp	159,741	6,947,136
Ohio Valley Banc Corp.	11,204	414,324
Old Second Bancorp, Inc.	198,548	3,431,902
OP Bancorp	54,828	763,206
Origin Bancorp, Inc.	126,870	4,379,552
Orrstown Financial Services, Inc.	9,064	307,995
Parke Bancorp, Inc.	54,526	1,175,035
PCB Bancorp	69,027	1,449,567
Peapack-Gladstone Financial Corp.	65,771	1,815,280
Peoples Bancorp of North Carolina, Inc.	34,212	1,048,940
Peoples Bancorp, Inc.	142,987	4,288,180
Peoples Financial Services Corp.	46,027	2,237,372
Pioneer Bancorp, Inc. (a)	75,147	981,420

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.3% (Continued)
Plumas Bancorp	2,823	$121,784
Primis Financial Corp.	40,750	428,283
Princeton Bancorp, Inc.	33,976	1,081,796
Provident Financial Holdings, Inc.	29,620	466,515
Provident Financial Services, Inc.	487,345	9,396,012
QCR Holdings, Inc.	73,571	5,564,910
RBB Bancorp	74,187	1,391,748
Red River Bancshares, Inc.	2,500	162,050
Renasant Corp.	273,358	10,084,177
Republic Bancorp, Inc. - Class A	67,546	4,880,199
Rhinebeck Bancorp, Inc. (a)	57,756	656,108
Riverview Bancorp, Inc.	120,718	648,256
S&T Bancorp, Inc. (b)	149,772	5,629,929
SB Financial Group, Inc.	46,021	887,745
Shore Bancshares, Inc.	139,767	2,293,576
Sierra Bancorp	73,558	2,126,562
Simmons First National Corp. - Class A	418,123	8,015,418
SmartFinancial, Inc.	78,613	2,808,842
Sound Financial Bancorp, Inc.	6,450	297,087
South Plains Financial, Inc.	83,014	3,208,491
Southern First Bancshares, Inc. (a)	22,601	997,156
Southern Missouri Bancorp, Inc.	26,543	1,395,100
Southside Bancshares, Inc.	24,603	695,035
Stellar Bancorp, Inc.	197,606	5,995,366
Third Coast Bancshares, Inc. (a)	52,576	1,996,311
Timberland Bancorp, Inc.	49,800	1,657,344
TrustCo Bank Corp. NY	77,162	2,800,981
Trustmark Corp.	116,567	4,616,053
Union Bankshares, Inc.	400	9,904
United Bancorp, Inc.	1,509	21,081
United Security Bancshares	64,120	598,240
Unity Bancorp, Inc.	46,312	2,263,267
Univest Financial Corp.	114,048	3,423,721
Veritex Holdings, Inc.	95,958	3,217,472
Virginia National Bankshares Corp.	687	26,662
WaFd, Inc.	290,563	8,801,153
WesBanco, Inc.	328,908	10,502,032
West BanCorp, Inc.	5,024	102,088
Western New England Bancorp, Inc.	110,329	1,325,051
		399,218,904

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Reinsurance - 0.6%
Greenlight Capital Re Ltd. - Class A (a)	146,122	$1,855,750
SiriusPoint Ltd. (a)	507,937	9,188,580
		11,044,330
Specialized Finance - 0.4%
Acacia Research Corp. (a)	219,834	714,460
Banco Latinoamericano de Comercio Exterior SA	133,908	6,155,751
SWK Holdings Corp.	57,552	837,382
		7,707,593
Transaction & Payment Processing Services - 0.4%
Paysafe Ltd. (a)	276,255	3,569,215
Repay Holdings Corp. (a)	492,435	2,575,435
		6,144,650
Total Financials		553,974,892

Health Care - 4.1%
Biotechnology - 0.1%
Carisma Therapeutics, Inc. (a)	30,988	8,491
Monte Rosa Therapeutics, Inc. (a)	87,450	648,005
Opus Genetics, Inc. (a)	42,065	69,407
Ovid therapeutics, Inc. (a)	91,234	118,604
Puma Biotechnology, Inc. (a)	119,561	634,869
XBiotech, Inc. (a)	59,547	158,395
		1,637,771
Health Care Distributors - 0.4%
AdaptHealth Corp. (a)	629,998	5,638,482
Owens & Minor, Inc. (a)	424,758	2,038,838
		7,677,320
Health Care Equipment - 0.6%
FONAR Corp. (a)	25,392	382,403
QuidelOrtho Corp. (a)	227,891	6,711,390
Tactile Systems Technology, Inc. (a)	47,978	664,016
Varex Imaging Corp. (a)	217,576	2,697,942
		10,455,751
Health Care Facilities - 0.5%
Ardent Health, Inc. (a)(b)	234,777	3,110,795
Select Medical Holdings Corp.	447,712	5,748,622
		8,859,417
Health Care Services - 1.3%
American Shared Hospital Services (a)	11,924	33,387
Castle Biosciences, Inc. (a)	98,180	2,235,559
DocGo, Inc. (a)	120,699	164,151
Enhabit, Inc. (a)	235,934	1,889,831

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Health Care Services - 1.3% (Continued)
Pediatrix Medical Group, Inc. (a)	381,792	$6,395,016
Premier, Inc. - Class A	381,548	10,607,034
Quipt Home Medical Corp. (a)	76,452	199,540
		21,524,518
Health Care Supplies - 0.2%
Avanos Medical, Inc. (a)	193,555	2,237,496
OraSure Technologies, Inc. (a)	99,631	319,815
		2,557,311
Health Care Technology - 0.4%
CareCloud, Inc. (a)	78,055	250,557
Claritev Corp. (a)(b)	13,281	704,955
Teladoc Health, Inc. (a)	728,276	5,629,574
		6,585,086
Pharmaceuticals - 0.6%
ALT5 Sigma Corp. (a)	19,509	52,479
Amphastar Pharmaceuticals, Inc. (a)	149,795	3,992,037
Assertio Holdings, Inc. (a)	224,321	197,582
Pacira BioSciences, Inc. (a)(b)	223,438	5,757,997
SCYNEXIS, Inc. (a)	123,697	95,247
		10,095,342
Total Health Care		69,392,516

Industrials - 14.3%
Aerospace & Defense - 0.4%
Air Industries Group (a)	17,142	53,654
SIFCO Industries, Inc. (a)	6,050	42,601
V2X, Inc. (a)	129,924	7,547,285
		7,643,540
Agricultural & Farm Machinery - 0.2%
Titan International, Inc. (a)	362,028	2,736,932
		$–
Air Freight & Logistics - 0.1%
Radiant Logistics, Inc. (a)	179,536	1,059,262

Building Products - 0.9%
American Woodmark Corp. (a)	32,110	2,143,664
AZZ, Inc.	2,349	256,346
Caesarstone Ltd. (a)	51,372	81,681
JELD-WEN Holding, Inc. (a)	388,811	1,909,062
Masterbrand, Inc. (a)	566,086	7,455,353
Quanex Building Products Corp. (b)	208,098	2,959,154
		14,805,260

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 1.2%
ArcBest Corp.	85,364	$5,964,383
Covenant Logistics Group, Inc.	138,398	2,997,701
Heartland Express, Inc.	337,758	2,830,412
PAMT CORP (a)	82,708	942,871
Universal Logistics Holdings, Inc.	95,803	2,245,622
Werner Enterprises, Inc.	204,828	5,391,073
		20,372,062
Commercial Printing - 0.3%
Deluxe Corp.	245,798	4,758,649
Ennis, Inc.	19,185	350,702
Quad/Graphics, Inc.	97,169	608,278
		5,717,629
Construction & Engineering - 1.7%
Ameresco, Inc. - Class A (a)(b)	121,885	4,092,898
Concrete Pumping Holdings, Inc.	313,406	2,209,512
Great Lakes Dredge & Dock Corp. (a)	246,088	2,950,595
Limbach Holdings, Inc. (a)	4,825	468,604
NWPX Infrastructure, Inc. (a)	58,538	3,098,417
Orion Group Holdings, Inc. (a)	84,944	706,734
Tutor Perini Corp. (a)	227,309	14,909,197
		28,435,957
Construction Machinery & Heavy Transportation Equipment - 1.2%
Commercial Vehicle Group, Inc. (a)	54,203	92,145
Greenbrier Cos., Inc.	140,968	6,508,493
Manitowoc Co., Inc. (a)	223,544	2,237,675
Miller Industries, Inc./TN	27,841	1,125,333
Trinity Industries, Inc.	316,441	8,873,006
Twin Disc, Inc.	22,418	312,507
Wabash National Corp.	188,996	1,865,390
		21,014,549
Data Processing & Outsourced Services - 0.2%
Conduent, Inc. (a)	895,223	2,506,624
TTEC Holdings, Inc. (a)	51,097	171,686
		2,678,310
Diversified Support Services - 0.2%
Civeo Corp.	103,514	2,380,822
Vestis Corp.	275,996	1,250,262
		3,631,084
Electrical Components & Equipment - 0.6%
Allient, Inc.	56,852	2,544,127
Atkore, Inc.	107,382	6,737,147
CBAK Energy Technology, Inc. (a)(b)	438,682	392,532

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.6% (Continued)
LSI Industries, Inc.	4,600	$108,606
Ultralife Corp. (a)	7,679	52,371
		9,834,783
Environmental & Facilities Services - 0.6%
BrightView Holdings, Inc. (a)	489,134	6,554,395
Enviri Corp. (a)(b)	274,301	3,480,880
		10,035,275
Heavy Electrical Equipment - 0.0%(d)
Broadwind, Inc. (a)	107,508	225,767
		$–
Human Resource & Employment Services - 1.0%
Alight, Inc. - Class A	1,843,530	6,009,908
BGSF, Inc.	30,088	213,625
Heidrick & Struggles International, Inc.	74,950	3,730,261
Kelly Services, Inc. - Class A	182,707	2,397,116
ManpowerGroup, Inc.	143,114	5,424,021
		17,774,931
Industrial Machinery & Supplies & Components - 1.2%
Eastern Co.	33,400	783,564
Hurco Cos., Inc. (a)	18,600	323,640
Hyster-Yale, Inc.	60,201	2,219,009
Kennametal, Inc.	351,324	7,353,211
L B Foster Co. - Class A (a)	14,149	381,316
Luxfer Holdings PLC	102,286	1,421,775
Mayville Engineering Co., Inc. (a)	121,880	1,677,069
NN, Inc. (a)	104,459	215,186
Park-Ohio Holdings Corp.	11,396	242,051
Perma-Pipe International Holdings, Inc. (a)	24,677	578,182
Proto Labs, Inc. (a)	108,541	5,430,306
		20,625,309
Marine Transportation - 1.0%
Costamare Bulkers Holdings Ltd. (a)	89,030	1,279,361
Costamare, Inc.	587,969	7,002,711
Genco Shipping & Trading Ltd.	275,257	4,899,575
Pangaea Logistics Solutions Ltd.	395,690	2,010,105
Safe Bulkers, Inc.	609,478	2,706,082
		17,897,834
Office Services & Supplies - 0.5%
ACCO Brands Corp.	571,729	2,281,199
Acme United Corp.	4,587	188,893
MillerKnoll, Inc.	301,825	5,354,376
NL Industries, Inc.	209,102	1,285,977

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Office Services & Supplies - 0.5% (Continued)
Virco Mfg. Corp.	34,862	$270,180
		9,380,625
Passenger Airlines - 1.1%
Allegiant Travel Co. (a)	92,660	5,630,948
JetBlue Airways Corp. (a)	1,347,060	6,627,535
SkyWest, Inc. (a)	27,505	2,767,553
Sun Country Airlines Holdings, Inc. (a)	262,098	3,095,378
		18,121,414
Research & Consulting Services - 0.1%
Mistras Group, Inc. (a)	224,633	2,210,389
Resources Connection, Inc.	20,147	101,742
		2,312,131
Trading Companies & Distributors - 1.8%
BlueLinx Holdings, Inc. (a)	37,801	2,762,497
Custom Truck One Source, Inc. (a)(b)	320,347	2,056,628
DNOW, Inc. (a)	499,169	7,612,327
Hudson Technologies, Inc. (a)	158,806	1,576,944
MRC Global, Inc. (a)	400,075	5,769,081
NPK International, Inc. (a)	439,815	4,974,308
Titan Machinery, Inc. (a)	125,404	2,099,263
Willis Lease Finance Corp. (b)	27,681	3,794,788
		30,645,836
Total Industrials		244,948,490

Information Technology - 3.4%
Application Software - 0.0%(d)
NetSol Technologies, Inc. (a)	56,476	268,261

Communications Equipment - 1.4%
ClearOne, Inc. (a)	1,881	11,061
KVH Industries, Inc. (a)	27,832	155,859
NETGEAR, Inc. (a)	163,264	5,288,121
NetScout Systems, Inc. (a)	189,670	4,899,176
Network-1 Technologies, Inc.	97,572	146,358
Viasat, Inc. (a)	462,430	13,549,199
		24,049,774
Electronic Manufacturing Services - 1.1%
Benchmark Electronics, Inc.	175,915	6,781,523
Key Tronic Corp. (a)	4,000	14,280
Kimball Electronics, Inc. (a)	106,241	3,172,356
Methode Electronics, Inc.	157,381	1,188,227

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 1.1% (Continued)
TTM Technologies, Inc. (a)	117,101	$6,745,018
		17,901,404
Internet Services & Infrastructure - 0.0%(d)
Data Storage Corp. (a)	7,000	30,240
		$–
IT Consulting & Other Services - 0.0%(d)
WidePoint Corp. (a)	28,482	140,843

Semiconductor Materials & Equipment - 0.3%
AXT, Inc. (a)	27,792	124,786
Photronics, Inc. (a)	196,784	4,516,193
Trio-Tech International (a)	37,441	222,025
		4,863,004
Semiconductors - 0.1%
Alpha & Omega Semiconductor Ltd. (a)	52,983	1,481,405
Magnachip Semiconductor Corp. (a)	6,141	19,221
		1,500,626
Systems Software - 0.0%(d)
Adeia, Inc.	39,368	661,382

Technology Distributors - 0.3%
Richardson Electronics Ltd./United States	17,555	171,863
ScanSource, Inc. (a)	112,203	4,935,810
		5,107,673
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova, Inc. (a)	2,000	20,480
Eastman Kodak Co. (a)(b)	319,263	2,046,476
Xerox Holdings Corp.	549,076	2,064,526
		4,131,482
Total Information Technology		58,654,689

Materials - 6.6%
Aluminum - 0.9%
Constellium SE (a)	641,544	9,546,174
Kaiser Aluminum Corp.	68,492	5,284,843
		14,831,017
Commodity Chemicals - 0.7%
AdvanSix, Inc.	130,200	2,523,276
Core Molding Technologies, Inc. (a)	50,316	1,033,994
Koppers Holdings, Inc.	117,563	3,291,764
Kronos Worldwide, Inc.	9,531	54,708
Mativ Holdings, Inc.	222,818	2,520,071

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Commodity Chemicals - 0.7% (Continued)
Tronox Holdings PLC	548,291	$2,204,130
		11,627,943
Diversified Chemicals - 0.1%
LSB Industries, Inc. (a)	244,870	1,929,576

Diversified Metals & Mining - 0.2%
Ferroglobe PLC	737,813	3,357,049
		$–
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	22,906	131,481
Intrepid Potash, Inc. (a)	73,661	2,252,553
		2,384,034
Gold - 0.5%
Caledonia Mining Corp. PLC	114,550	4,147,855
McEwen, Inc. (a)(b)	249,397	4,264,689
		8,412,544
Metal, Glass & Plastic Containers - 0.5%
O-I Glass, Inc. (a)	655,335	8,499,695

Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	470,567	2,644,587
		$–
Paper Products - 0.5%
Clearwater Paper Corp. (a)	89,175	1,851,273
Magnera Corp. (a)(b)	65,860	771,879
Mercer International, Inc.	129,012	371,555
Sylvamo Corp.	139,598	6,173,023
		9,167,730
Specialty Chemicals - 0.8%
Alto Ingredients, Inc. (a)	338,166	365,219
Ecovyst, Inc. (a)	423,224	3,707,442
Rayonier Advanced Materials, Inc. (a)	462,284	3,337,691
Stepan Co.	69,990	3,338,523
Valhi, Inc.	143,076	2,257,739
		13,006,614
Steel - 2.2%
Ascent Industries Co. (a)	54,284	699,178
Friedman Industries, Inc.	46,223	1,012,053
Metallus, Inc. (a)	114,476	1,892,288
Olympic Steel, Inc.	75,267	2,291,880
Ramaco Resources, Inc.	121,598	4,035,838
Ramaco Resources, Inc. - Class B	4,712	79,394

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Steel - 2.2% (Continued)
Ryerson Holding Corp.	195,449	$4,467,964
SunCoke Energy, Inc.	524,982	4,283,853
Warrior Met Coal, Inc.	192,900	12,276,156
Worthington Steel, Inc.	208,446	6,334,674
		37,373,278
Total Materials		113,234,067

Real Estate - 0.6%
Real Estate Development - 0.1%
Alset, Inc. (a)	100,308	253,779
AMREP Corp. (a)	48,565	1,161,675
		1,415,454
Real Estate Services - 0.5%
Anywhere Real Estate, Inc. (a)	682,817	7,231,032
RE/MAX Holdings, Inc. - Class A (a)	154,301	1,455,059
		8,686,091
Total Real Estate		10,101,545

Utilities - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Hallador Energy Co. (a)	263,903	5,164,582
TOTAL COMMON STOCKS (Cost $1,538,485,401)		1,706,280,237

CONTINGENT VALUE RIGHTS - 0.0%(d)	Contracts
Communication Systems/Pineapple Holdings (a)(c)	3,750	225
Resolute Forest Products (a)(c)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		68,665

REAL ESTATE INVESTMENT TRUSTS - 0.0%(d)	Shares
Real Estate - 0.0%(d)
Real Estate Operating Companies - 0.0%(d)
Transcontinental Realty Investors, Inc. (a)	1,400	64,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,286)		64,582

PREFERRED STOCKS - 0.0%(d)
Industrials - 0.0%(d)
Air Freight & Logistics - 0.0%(d)
Air T Funding, 8.00%, 06/07/2049 (a)	529	10,056
TOTAL PREFERRED STOCKS (Cost $11,003)		10,056

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

WARRANTS - 0.0%(d)	Contracts	Value
Energy - 0.0%(d)
Oil & Gas Drilling — 0.0%(d)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	$3,380
TOTAL WARRANTS (Cost $0)		3,380

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(f)	78,556,558	78,556,558
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $78,556,558)		78,556,558

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.05%(f)	4,341,937	4,341,937
TOTAL MONEY MARKET FUNDS (Cost $4,341,937)		4,341,937

TOTAL INVESTMENTS - 104.5% (Cost $1,621,457,185)		$1,789,325,415
Liabilities in Excess of Other Assets - (4.5)%		(76,385,867)
TOTAL NET ASSETS - 100.0%	0.0%	$1,712,939,548

Percentages are stated as a percent of net assets.

AMBAC - American Municipal Bond Assurance Corporation
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $75,987,501.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $68,669 or 0.0% of net assets as of September 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

BRIDGEWAY ETFs

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

EA Bridgeway Omni Small-Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$—	$1,706,280,233	$—	$ 4(a)	$1,706,280,233
Contingent Value Rights	—	—	—	68,665(a)	68,665
Real estate Investment Trusts	—	64,582	—	—	64,582
Preferred Stocks	—	—	10,056	—	10,056
Warrants	—	3,380	—	—	3,380
Investments Purchased with Proceeds from Securities lending(b)	78,556,558	—	—	—	78,556,558
Money Market Funds	—	4,341,937	—	—	4,341,937
Total Investments	$78,556,558	$1,710,690,132	$10,056	$68,669	$1,789,325,415
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $78,556,558 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.